UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			 	       Washington,  D.C. 20549

					FORM 13F

				 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.): 	[   ]  is a restatement.
				   	[   ]  adds new holdings entries/

Institutional Investment Manager Filing this Report:

Name:	Financial Partners Capital Management, Inc.
	590 Madison Avenue
	New York, NY 10022

13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Carol Roman
Title:	Administrative Manager
Phone:	212-409-2111
Signature, Place, and Date of Signing:

Carol Roman     New York, New York    May 11, 1999

Report Type 	(Check only one.):

[  X  ]		13F HOLDINGS REPORT.

[       ]		13F NOTICE.

[       ]		13F COMBINATION REPORT>

List of Other Managers Reporting for this Manager:	0


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		           101

Form 13F Information Table Value Total:		   190,714

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com Corp.                    COM              885535104      261    11175 SH       SOLE                                      11175
AT&T Corp.                     COM              001957109      490     6134 SH       SOLE                                       6134
Abbott Laboratories            COM              002824100      596    12730 SH       SOLE                                      12730
Airtouch Communications        COM              00949T100     4463    46190 SH       SOLE                                      46190
American Express Inc.          COM              025816109      501     4253 SH       SOLE                                       4253
American Home Products         COM              026609107     2048    31380 SH       SOLE                                      31380
American International Group   COM              026874107     6412    53160 SH       SOLE                                      53160
Applied Materials Inc.         COM              038222105     3081    49950 SH       SOLE                                      49950
Automatic Data Processing      COM              053015103      609    14730 SH       SOLE                                      14730
Avalonbay Communities, Inc. SB COM              053373106      240     7524 SH       SOLE                                       7524
Avon Products, Inc.            COM              054303102      277     5896 SH       SOLE                                       5896
BMC Software                   COM              055921100      599    16150 SH       SOLE                                      16150
Bank of New York               COM              064057102     1876    52200 SH       SOLE                                      52200
Becton Dickinson & Co.         COM              075887109      234     6120 SH       SOLE                                       6120
Bellsouth Corp.                COM              079860102      388     9688 SH       SOLE                                       9688
Boeing Co.                     COM              097023105      485    14275 SH       SOLE                                      14275
Boston Scientific Corp.        COM              101137107      651    16036 SH       SOLE                                      16036
Bristol-Myers Squibb           COM              110122108     1732    27014 SH       SOLE                                      27014
Burlington Resources           COM              122014103     1341    33575 SH       SOLE                                      33575
CBS Corporation                COM              12490K107      782    19169 SH       SOLE                                      19169
Chevron Corp.                  COM              166751107      262     2950 SH       SOLE                                       2950
Cisco Systems                  COM              17275R102    13335   121712 SH       SOLE                                     121712
Citigroup Inc.                 COM              172967101     1117    17489 SH       SOLE                                      17489
Coca-Cola Co.                  COM              191216100     1483    24170 SH       SOLE                                      24170
Cognitive Systems Inc          COM              192428100        0    99597 SH       SOLE                                      99597
Computer Associates            COM              204912109      909    25557 SH       SOLE                                      25557
Covance, Inc.                  COM              222816100     1904    75975 SH       SOLE                                      75975
Cox Communications, Inc.       COM              224044107     2125    28100 SH       SOLE                                      28100
Danaher Corp.                  COM              235851102      589    11280 SH       SOLE                                      11280
Datascope Corp.                COM              238113104      305    11300 SH       SOLE                                      11300
Dayton Hudson Corp.            COM              239753106      320     4800 SH       SOLE                                       4800
EMC Corp.                      COM              268648102     7429    58150 SH       SOLE                                      58150
Elan Corp. ADS                 COM              284131208      561     8050 SH       SOLE                                       8050
Eli Lilly & Co.                COM              532457108     1070    12606 SH       SOLE                                      12606
Endosonics Corp                COM              29264K105       66    10200 SH       SOLE                                      10200
Equity Residential Properties  COM              29476L107      956    23177 SH       SOLE                                      23177
Europe Fund, Inc.              COM              29874M103      531    31600 SH       SOLE                                      31600
Executone Information          COM              301607107       36    10000 SH       SOLE                                      10000
Exxon Corporation              COM              302290101     1813    25693 SH       SOLE                                      25693
Fannie Mae                     COM              313586109     3855    55674 SH       SOLE                                      55674
First Data Corp                COM              319963104     3949    92376 SH       SOLE                                      92376
First Union Corp.              COM              337358105      427     8000 SH       SOLE                                       8000
Fleet Financial Group          COM              338915101      369     9817 SH       SOLE                                       9817
France Growth Fund, Inc.       COM              35177K108      947    69800 SH       SOLE                                      69800
GTE Corp.                      COM              362320103      546     9020 SH       SOLE                                       9020
General Electric               COM              369604103     7159    64715 SH       SOLE                                      64715
General Instruments Corp.(N/C  COM              370120107     2946    97200 SH       SOLE                                      97200
Genlyte Group, Inc.            COM              372302109      704    44000 SH       SOLE                                      44000
Gillette Co.                   COM              375766102     1153    19400 SH       SOLE                                      19400
HCR Manor Care,Inc.            COM              421937103     2502   109690 SH       SOLE                                     109690
Healthsouth Corp.              COM              421924101     1028    99051 SH       SOLE                                      99051
Hewlett-Packard                COM              428236103      280     4135 SH       SOLE                                       4135
Home Depot                     COM              437076102     4172    67024 SH       SOLE                                      67024
Intel Corp.                    COM              458140100     2729    22955 SH       SOLE                                      22955
International Business Machine COM              459200101      772     4356 SH       SOLE                                       4356
JSB Financial Inc.             COM              46624M100      717    14300 SH       SOLE                                      14300
John Hancock Bank & Thrift Opp COM              409735107     2732   299380 SH       SOLE                                     299380
Kansas City Southern Industrie COM              485170104     6222   109161 SH       SOLE                                     109161
Kent Electronics Corp.         COM              490553104      817    82200 SH       SOLE                                      82200
Koor Industries Ltd- ADR       COM              500507108      258    12200 SH       SOLE                                      12200
Learning Co., Inc.             COM              522008101     1515    52250 SH       SOLE                                      52250
Lincare Holdings               COM              532791100     2310    82150 SH       SOLE                                      82150
Lucent Technologies Inc        COM              549463107     2356    21818 SH       SOLE                                      21818
MCI Worldcom, Inc.             COM              55268B106     1672    18875 SH       SOLE                                      18875
McDonald's Corp.               COM              580135101      362     8000 SH       SOLE                                       8000
Mercantile Bancorp.            COM              587342106      293     6158 SH       SOLE                                       6158
Merck & Co, Inc.               COM              589331107     6699    83604 SH       SOLE                                      83604
Microsoft Corp.                COM              594918104    11806   131722 SH       SOLE                                     131722
Mobil Corporation              COM              607059102      418     4750 SH       SOLE                                       4750
Morgan Stanley Emerging Market COM              61744G107      634    66311 SH       SOLE                                      66311
Motorola Inc.                  COM              620076109     1853    25300 SH       SOLE                                      25300
North Fork Bancorp, Inc.       COM              659424105      752    35608 SH       SOLE                                      35608
Novell Inc.                    COM              670006105      312    12400 SH       SOLE                                      12400
Office Depot                   COM              676220106      260     6935 SH       SOLE                                       6935
Omnicare Inc.                  COM              681904108     2954   154975 SH       SOLE                                     154975
Omnicom Group Inc.             COM              681919106     1839    23000 SH       SOLE                                      23000
Pepsico Inc.                   COM              713448108      791    20175 SH       SOLE                                      20175
Pfizer Inc.                    COM              717081103     7115    51280 SH       SOLE                                      51280
Prime Hospitality Corp         COM              741917108      119    12017 SH       SOLE                                      12017
Procter & Gamble               COM              742718109     3621    36968 SH       SOLE                                      36968
Quest Diagnostics, Inc.        COM              74834L100     2634   118390 SH       SOLE                                     118390
Royal Dutch Petroleum          COM              780257804      212     4080 SH       SOLE                                       4080
S&P 400 Mid-Cap Dep. Recpt.    COM              595635103     2415    35025 SH       SOLE                                      35025
SBC Communications Inc.        COM              78387G103     1128    23900 SH       SOLE                                      23900
Sara Lee Corp.                 COM              803111103      228     9200 SH       SOLE                                       9200
Schlumberger Ltd.              COM              806857108      779    12940 SH       SOLE                                      12940
Scientific-Atlanta, Inc.       COM              808655104     3180   116700 SH       SOLE                                     116700
Scudder New Asia Fund, Inc.    COM              811183102      834    80400 SH       SOLE                                      80400
Seagate Technology             COM              811804103     1454    49200 SH       SOLE                                      49200
Sun Microsystems Inc           COM              866810104     1188     9500 SH       SOLE                                       9500
Symbol Technologies Inc.       COM              871508107     4813   106950 SH       SOLE                                     106950
Techniclone Corp New           COM              878517309       10    10000 SH       SOLE                                      10000
Templeton China World Fund     COM              88018X102      217    36100 SH       SOLE                                      36100
Texaco Inc.                    COM              881694103      442     7796 SH       SOLE                                       7796
Texas Instruments, Inc.        COM              882508104     4754    47900 SH       SOLE                                      47900
Time Warner Inc.               COM              887315109     8830   124697 SH       SOLE                                     124697
Wal-Mart Stores                COM              931142103     2862    31045 SH       SOLE                                      31045
Williams Cos                   COM              969457100      237     6000 SH       SOLE                                       6000
Xerox Corp.                    COM              984121103     1159    22226 SH       SOLE                                      22226
Applied Materials Apr 40 Call                   0382229dh     -244     -111 SH       SOLE                                       -111
Walmart June 35 Call                            9311429fg     -264     -113 SH       SOLE                                       -113